UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2015 – May 31, 2016

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2016

Vanguard Pennsylvania Tax-Exempt Funds

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Pennsylvania Tax-Exempt Money Market Fund.	12
Pennsylvania Long-Term Tax-Exempt Fund.	27
About Your Fund’s Expenses.	65
Trustees Approve Advisory Arrangements.	67
Glossary.	68

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended May 31, 2016
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Pennsylvania Tax-Exempt Money Market
Fund	0.24%	0.44%	0.04%	0.00%	0.04%
Other States Tax-Exempt Money Market Funds
Average					0.01
Other States Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	1.88%	3.43%	1.80%	2.22%	4.02%
Admiral™ Shares	1.95	3.55	1.84	2.22	4.06
Barclays PA Municipal Bond Index					3.54
Pennsylvania Municipal Debt Funds Average					3.24

Pennsylvania Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
7-day SEC yield for the Pennsylvania Tax-Exempt Money Market Fund; 30-day SEC yield for the Pennsylvania Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Your Fund’s Performance at a Glance
November 30, 2015, Through May 31, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Pennsylvania Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.000	$0.000
Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$11.67	$11.89	$0.241	$0.038
Admiral Shares	11.67	11.89	0.247	0.038

Chairman’s Letter

Dear Shareholder,

Sustained demand helped the broad U.S. municipal bond market return well over 3% for the six months ended May 31, 2016, outpacing the broad taxable market.

For the six months, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 4.02% for Investor Shares and 4.06% for Admiral Shares. These results exceeded the 3.54% return of the benchmark, the Barclays Pennsylvania Municipal Bond Index, and the 3.24% return of competing Pennsylvania tax-exempt funds. They also surpassed the 3.42% return for the broad muni bond market, as measured by the Barclays Municipal Bond Index.

Price appreciation and interest income made solid contributions to the results. For both Investor and Admiral Shares, the capital return was 2.22%. Return from income was 1.80% for Investor Shares and 1.84% for Admiral Shares.

The fund’s 30-day SEC yield for Investor Shares fell to 1.88% as of May 31 from 2.40% six months earlier. (Bond yields and prices move in opposite directions.)

Yields for tax-exempt money market instruments, however, moved higher. Vanguard Pennsylvania Tax-Exempt Money Market Fund’s 7-day SEC yield rose to 0.24% by the end of the period, a level not seen since 2009. Much lower yields early on, though, put the six-month return for the fund at 0.04%. The average return for its peers was 0.01%.

Please note that the funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, however, only the Money Market Fund owned securities that would generate income distributions subject to the AMT.

Before moving on to the markets, I wanted to give you a brief update on money market reforms. As we’ve mentioned before, the Securities and Exchange Commission has adopted reforms for money market funds, and key aspects of the new rules will come into effect in October 2016. Their impact on the Money Market Fund, to be designated a retail fund, will be minimal. The fund will continue to seek to maintain a stable share price of $1.

Bonds enjoyed a strong ride after some early weakness
The broad U.S. taxable bond market returned 3.12% for the half year. After dipping in December, bonds climbed. The yield of the 10-year U.S. Treasury note closed at 1.85% at the end of May, down from 2.22% six months earlier.

The period began with the Federal Reserve’s long-anticipated but small increase in short-term interest rates. Through the succeeding months, mixed signals from Fed officials—as well as from economic data—created uncertainty about when the next increase might occur.

Market Barometer
			Total Returns
		Periods Ended May 31, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	3.12%	2.99%	3.33%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.42	5.87	5.07
Citigroup Three-Month U.S. Treasury Bill Index	0.10	0.12	0.05

Stocks
Russell 1000 Index (Large-caps)	1.64%	0.78%	11.44%
Russell 2000 Index (Small-caps)	-2.86	-5.97	7.86
Russell 3000 Index (Broad U.S. market)	1.29	0.22	11.15
FTSE All-World ex US Index (International)	-1.14	-10.87	0.52

CPI
Consumer Price Index	1.22%	1.02%	1.23%

Money market funds and savings accounts produced limited returns as the Fed’s target rate of 0.25%–0.5% remained historically low, despite the quarter-percentage-point rise in December.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 9.17%. In a reversal from the trend of recent years, foreign currencies strengthened against the dollar, boosting international bonds. Even without this currency benefit, international bond returns were solidly positive.

In a tale of two halves, stocks fell and then rose
U.S. stocks advanced about 1% for the six months. Equities retreated over the period’s first half before rebounding, as a sharp recovery in oil prices seemed to alleviate fears of a global economic slowdown.

International stocks fared worse than their U.S. counterparts, returning about –1%. Emerging-market stocks rose a bit, while stocks from the developed markets of Europe and the Pacific region declined. European stocks lagged amid investor anxiety in the lead-up to the United Kingdom’s June vote on whether to remain in the European Union.

Longer-dated bonds boosted performance
Even with the Fed raising its target for overnight interest rates toward the close of 2015—the first hike in almost a decade—yields for all but the very

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
Pennsylvania Tax-Exempt Money Market
Fund	0.16%	—	0.11%
Pennsylvania Long-Term Tax-Exempt Fund	0.20	0.12%	1.03

The fund expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2016, the funds’ annualized expense ratios were: for the Pennsylvania Tax-Exempt Money Market Fund, 0.09%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The six-month expense ratio for the Pennsylvania Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the Pennsylvania Tax-Exempt Money Market Fund, Other States Tax-Exempt Money Market Funds; for the Pennsylvania Long-Term Tax-Exempt Fund, Pennsylvania Municipal Debt Funds. In most, if not all, cases, the expense ratios for funds in the peer groups are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market funds’ expense ratios in the table above do not reflect expense reductions.

shortest-dated munis moved lower. Demand for these securities was fueled in part by concerns about the fragile state of global growth. Other contributing factors included the subdued outlook for inflation (with oil prices volatile but still low) and, toward the end of the period, the Fed’s dampening of expectations for further rate hikes. And with many central banks abroad pursuing further monetary easing,

The potential upside of rising rates

Bond fund investors may wonder about the effect of rising interest rates on bond prices—
even though the Federal Reserve has raised rates more slowly than anticipated.

Initially, as interest rates go up, the market value of bonds in a portfolio will decline, bringing their yields closer to those of newer issues. However, the opportunity to reinvest cash flow into higher-yielding bonds over time can benefit investors who can wait.

Consider a hypothetical example of an intermediate-term investment-grade taxable bond fund yielding 2.25%. Assume rates rise by a quarter of a percentage point every January and July from 2016 through 2019, ending at 4.25%. Although the cumulative total return would decline initially, by mid-2023, it would be higher than if rates hadn’t changed. The bond math would be similar for municipal bonds. Of course, the pace and magnitude of rate increases would affect the time until breakeven.

The silver lining of higher yields
Cumulative rate of return

Notes: This hypothetical example shows the impact on a generic, taxable intermediate-term bond fund if the Federal Reserve raised short-term interest rates by a quarter of a percentage point every January and July from 2016 through 2019. Intermediate-term rates are assumed to rise by the same amount. The bond fund has a duration of 5.5 years. (Duration is a measure of the sensitivity of bond—and bond mutual fund—prices to interest rate movements.)
Source: Vanguard.

the yields on offer from U.S. bonds, including munis, continued to attract international buyers.

On the supply side, issuance across the nation was down compared with the comparable period a year earlier. Although state coffers continued to benefit from rising tax revenues, municipal issuers didn’t have much appetite for initiating new capital projects. In Pennsylvania, supply declined from a year ago but was slightly higher than in 2014 and 2013. In line with the national trend, most of this supply involved the refunding of outstanding debt rather than new capital. Demand, meanwhile, was up for hospital, university, water, and sewer debt, but down for general obligation issues.

The Pennsylvania Long-Term Tax-Exempt Fund benefited from the expertise and skill of its advisor, Vanguard Fixed Income Group. A higher allocation to maturities of ten years or more and to A-rated and BBB-rated securities boosted relative returns.

Vanguard Fixed Income Group also added value by favoring some of the best-performing sectors of the muni market. Hospital and university revenue bonds, for example, offset some of the weakness resulting from the fund’s lower-than-benchmark exposure to transportation revenue bonds.

For more information about the advisor’s approach and the fund’s positioning during the period, please see the Advisor’s Report that follows this letter.

Consider rebalancing to manage your risk
Let’s say you’ve taken the time to carefully create an appropriate asset allocation for your investment portfolio. Your efforts have produced a diversified mix of stock, bond, and money market funds tailored to your goals, time horizon, and risk tolerance.

But what should you do when your portfolio drifts from its original asset allocation as the financial markets rise or fall? Consider rebalancing to bring it back to the proper mix.

Just one year of outsized returns can throw your allocation out of whack. Take 2013 as an example. That year, the broad stock market (as measured by the Russell 3000 Index) returned 33.55%, and the broad taxable bond market (as measured by the Barclays U.S. Aggregate Bond Index) returned –2.02%. A hypothetical portfolio that tracked the broad domestic market indexes and started the year with 60% stocks and 40% bonds would have ended with a more aggressive mix of 67% stocks and 33% bonds.

Rebalancing to bring your portfolio back to its original targets would require you to shift assets away from areas that have been performing well toward those that have been falling behind. That isn’t easy or intuitive, but it’s a way to minimize risk and to stick with your investment plan through different types of markets. (You can read more about our approach in Best Practices for Portfolio Rebalancing at vanguard.com/research.)

It’s not necessary to check your portfolio every day or every month, much less rebalance it that frequently. It may be more appropriate to monitor it annually or semiannually and rebalance when your allocation swings 5 percentage points or more from its target.

It’s important, of course, to be aware of the tax implications. You’ll want to consult with your tax advisor, but generally speaking, it may be a good idea to make any asset changes within a tax-advantaged retirement account or to direct new cash flows into the underweighted asset class.

However you go about it, keeping your asset allocation from drifting too far off target can help you stay on track with the investment plan you’ve crafted to meet your financial goals.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 13, 2016

Advisor’s Report

For the six months ended May 31, 2016, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 4.02% for Investor Shares and 4.06% for Admiral Shares. The fund outpaced its benchmark, the Barclays Pennsylvania Municipal Bond Index, which returned 3.54%, and the 3.24% average return of its peers. Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 0.04%, compared with the 0.01% average return of its peers.

The investment environment
The period began with market expectations firmly set that the Federal Reserve would start raising interest rates in December. The Fed did raise the federal funds target range by a quarter percentage point, to 0.25%–0.5%, citing considerable improvement in labor market conditions and reasonable confidence that inflation would rise over the medium term to the Fed’s 2% objective. Future rate hikes were expected to be gradual, and the Fed reaffirmed its data-dependent stance.

A global growth scare and steep declines in commodity prices early in 2016, however, went against expectations and triggered a large risk-off move in global financial markets. The Fed began to sound less eager to raise rates as it looked at how deteriorating economic conditions abroad might impede the United States from reaching the central bank’s employment and inflation targets. Market expectations adjusted down from four rate hikes in 2016 to two.

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2015	2016
2 years	0.72%	0.72%
5 years	1.26	1.09
10 years	2.02	1.66
30 years	2.96	2.45
Source: Vanguard.

The U.S. economy showed signs of slowing, with GDP expanding by 1.4% in the fourth quarter of 2015, followed by only 0.8% in the first quarter of 2016. The strong dollar, combined with weaker global economic and financial conditions overall, is believed to be behind the slowdown; we expect growth to return to about 2% over the coming year.

Although employment gains were strong early in the six-month period, payrolls slumped in May, in part because of a strike by communications workers; that put the average monthly gain for the period at about 170,000. The unemployment rate sank to 4.7% by the end of May, reflecting job gains but also contraction in the labor force. Core inflation ticked up, from 2.1% in December to 2.2% in May, and headline inflation (including food and energy prices, which tend to be volatile) rose from 0.7% in December to 1.0% in May.

Pennsylvania’s economy has been growing at a slower pace than that of the United States as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. From November 2015 to April 2016, the bank’s index for Pennsylvania rose by less than 1%, while at the national level, the index rose about 1%. From its low point in 2009 through April 2016, the bank’s index for Pennsylvania climbed about 19%, compared with about 21% for the U.S. index. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

In March, the Pennsylvania fiscal year 2016 budget was finally passed after a nine-month impasse. Absent compromise in Harrisburg, another stalemate is likely for fiscal year 2017. Pennsylvania remains burdened by a structural budget deficit in excess of $2 billion, a lack of reserves, mounting unfunded pension liabilities, and underfunded school districts.

Moody’s (Aa3), Standard & Poor’s (AA–), and Fitch (AA–) affirmed the commonwealth’s credit ratings, all of which had been downgraded since the summer of 2014. The agencies cited structural budget imbalance and increasing pension liabilities as factors, while also noting that Pennsylvania still benefits from a moderate overall debt structure, a diversifying economic base, and conservative financial planning and management on the part of the state government.

Going forward, Pennsylvania’s credit rating depends largely on the outcome of the 2017 budget negotiations, and we continue to characterize the trend as “developing.”

Management of the funds
We remained focused on driving value through strategic allocation positioning and security selection. Because municipal yields have fallen and bonds with the longest maturities have had the biggest yield drops (and the biggest subsequent price increases), the Long-Term Fund has benefited from its overweighting of bonds with maturities beyond 10 years.

In terms of quality, being overweight in A-rated and BBB-rated bonds helped as investors continued to reach for yield. From a sector standpoint, greater allocation to hospital and university bonds lifted returns. As the state continued to struggle with passing a budget and addressing pension and budgetary concerns, having less exposure to general obligation bonds also served the Long-Term Fund well.

These strengths offset some weakness that arose from being underweight in the transportation sector. In order to maintain appropriate diversification, we had less exposure to bonds from the Pennsylvania Turnpike Commission, a very large issuer.

We continued to overweight premium callable bonds, which outperformed. They will remain a core strategy for us, as they would provide some protection to the funds if rates were to rise sharply. Tactical duration adjustments to take advantage of shorter-term technical conditions added value as well.

We collaborate closely with Vanguard’s experienced team of credit analysts, who perform an objective, thorough, and independent analysis of the overall creditworthiness of these bonds, and of every issuer whose bonds we own or are considering buying. The muni market is large, fragmented, and often inefficient, so our deep credit analysis bench strength is crucial as we identify bonds that appear mispriced in the marketplace.

A look ahead
Interest rates are likely to remain range- bound for some time, with the U.S. growth pace setting a floor on how low they can go and weakness in the global economy capping how high they can rise.

The Fed left rates unchanged at its May meeting and seems on track to continue tightening at a much slower pace than in previous cycles. That slower pace and possibly a lower terminal short-term interest rate would most likely keep municipal rates below what we’ve seen over the past ten to 15 years.

We are starting the second half of the fiscal year neutral on duration and yield-curve positioning but will make tactical adjustments as seasonal opportunities arise.

Higher-yielding segments of the muni market are expected to continue to produce modestly positive excess returns, with credit fundamentals improving and investors continuing to reach for yield.

Municipal defaults are likely to remain isolated events. That said, we will try to build an even greater bias in our portfolios toward liquid, favorably structured securities from issuers with solid credit fundamentals; this should provide some downside cushion if economic growth slackens.

With future Fed hikes remaining dependent on economic data, rate volatility is likely to stay elevated, and short periods of market dislocation are to be expected. The funds’

liquidity should position us to take advantage of any buying opportunities that arise from such dislocation.

On the money market front, as previously reported, we plan to designate the Pennsylvania Tax-Exempt Money Market Fund as a retail fund, along with all our national and state-specific tax-exempt money market funds—giving investors continued access to these stable-value offerings.

As always, our experienced team of portfolio managers, traders, and credit analysts will seek to add value to the portfolios through security selection by identifying bonds that are mispriced by the market.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

James M. D’Arcy, CFA, Portfolio Manager

Justin A. Schwartz, CFA, Portfolio Manager,
Head of Municipal Money Market Funds

Vanguard Fixed Income Group

June 17, 2016

Pennsylvania Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2016

Financial Attributes
Ticker Symbol	VPTXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.24%
Average Weighted
Maturity	15 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody's, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 29, 2016, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2016, the annualized expense ratio was 0.09%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the annualized expense ratio was 0.16%.

Pennsylvania Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2005, Through May 31, 2016
		Spliced PA
		Tax-Exempt
		Money Mkt
		Funds Avg.
Fiscal Year	Total Returns	Total Returns
2006	3.31%	2.85%
2007	3.64	3.14
2008	2.42	1.93
2009	0.50	0.22
2010	0.12	0.00
2011	0.06	0.00
2012	0.03	0.01
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.01
2016	0.04	0.01
7-day SEC yield (5/31/2016): 0.24%
For a benchmark description, see the Glossary.
Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2016, performance data reflect the six months ended May 31, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Pennsylvania Tax-Exempt Money
Market Fund	6/13/1988	0.01%	0.02%	0.90%

See Financial Highlights for dividend information.

Pennsylvania Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Pennsylvania (99.4%)
Allegheny County PA GO VRDO	0.400%	6/7/16 LOC	3,500	3,500
Allegheny County PA GO VRDO	0.400%	6/7/16 LOC	3,455	3,455
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie Mellon
University) VRDO	0.360%	6/1/16	84,520	84,520
Allegheny County PA Hospital Development
Authority Revenue (Concordia Lutheran) VRDO	0.380%	6/7/16 LOC	31,250	31,250
Allegheny County PA Hospital Development
Authority Revenue (Jefferson Regional
Medical Center) VRDO	0.410%	6/7/16 LOC	22,000	22,000
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.410%	6/1/16 LOC	12,000	12,000
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.410%	6/7/16 LOC	11,300	11,300
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) VRDO	0.400%	6/7/16	10,000	10,000
Beaver County PA Industrial Development
Authority Pollution Control Revenue (FirstEnergy
Generation Project) VRDO	0.380%	6/1/16 LOC	35,925	35,925
Bucks County PA GO	2.000%	6/1/16	2,125	2,125
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.370%	6/7/16 LOC	20,100	20,100
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.400%	6/7/16 LOC	1,265	1,265
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.410%	6/7/16 LOC	12,340	12,340
Butler County PA General Authority Revenue
(North Allegheny School District Project) VRDO	0.400%	6/7/16	8,825	8,825
Butler County PA Hospital Authority Revenue
(Concordia Lutheran Obligated Group) VRDO	0.380%	6/7/16 LOC	1,600	1,600

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Central Bradford PA Progress Authority Revenue
(Robert Packer Hospital) TOB VRDO	0.410%	6/7/16 LOC	27,965	27,965
Chambersburg PA Authority Revenue (Wilson
College Project) VRDO	0.430%	6/7/16 LOC	6,700	6,700
1 Chester County PA Industrial Development
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.430%	6/7/16 (13)	15,935	15,935
Delaware County PA Authority Hospital Revenue
(Crozer-Chester Medical Center Obligated
Group) VRDO	0.470%	6/7/16 LOC	2,115	2,115
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.390%	6/7/16	29,845	29,845
Delaware County PA GO	2.000%	10/1/16	1,510	1,518
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.370%	6/1/16	40,800	40,800
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.430%	6/7/16	8,500	8,500
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.430%	6/7/16	12,000	12,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.430%	6/7/16	13,490	13,490
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.370%	6/7/16 LOC	12,710	12,710
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.390%	6/7/16 LOC	3,100	3,100
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.390%	6/7/16 LOC	24,425	24,425
East Stroudsburg PA Area School District	7.750%	9/1/16 (Prere.)	2,580	2,626
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	36,110	36,110
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	15,200	15,200
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	7,700	7,700
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	8,700	8,700
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	6,700	6,700
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	15,000	15,000
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	10,000	10,000
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	4,900	4,900
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	11,700	11,700
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	7,100	7,100
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	500	500
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	8,000	8,000
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	17,900	17,900
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	6,000	6,000
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB VRDO	0.430%	6/7/16	5,000	5,000
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB VRDO	0.430%	6/7/16	5,230	5,230

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB VRDO	0.430%	6/7/16	2,785	2,785
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.330%	6/1/16	47,600	47,600
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.330%	6/1/16	1,000	1,000
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.330%	6/1/16	1,900	1,900
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.330%	6/1/16	23,300	23,300
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.330%	6/1/16	1,000	1,000
Haverford Township PA School District GO VRDO	0.410%	6/7/16 LOC	5,000	5,000
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.350%	6/1/16 LOC	17,570	17,570
1 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.430%	6/7/16	3,410	3,410
1 Lancaster County PA Hospital Authority Revenue
(University of Pennsylvania Health System)
TOB VRDO	0.430%	6/7/16	3,750	3,750
Lower Merion PA School District GO VRDO	0.390%	6/7/16 LOC	24,915	24,915
Lower Merion PA School District GO VRDO	0.390%	6/7/16 LOC	11,000	11,000
Montgomery County PA GO VRDO	0.360%	6/1/16	11,660	11,660
Montgomery County PA Industrial Development
Authority Revenue (Friends’ Central School
Project) VRDO	0.370%	6/7/16 LOC	2,515	2,515
Montgomery County PA Redevelopment
Authority Revenue (Forge Gate Apartments
Project) VRDO	0.420%	6/7/16	4,990	4,990
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.400%	6/7/16	22,290	22,290
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.410%	6/7/16	11,000	11,000
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.410%	6/7/16	9,990	9,990
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.380%	6/7/16	15,515	15,515
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.380%	6/7/16	9,895	9,895
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.380%	6/7/16	10,445	10,445
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Commonwealth
Medical College Project) VRDO	0.400%	6/7/16 LOC	4,835	4,835
Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.520%	6/7/16 LOC	50,500	50,500

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.520%	6/7/16 LOC	39,000	39,000
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	0.450%	6/7/16 LOC	12,000	12,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	7/1/16	2,160	2,167
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/16	24,315	24,410
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/17	5,500	5,615
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.420%	6/7/16 (13)	9,900	9,900
Pennsylvania GO	5.000%	6/15/16	17,375	17,406
Pennsylvania GO	5.000%	7/1/16	4,040	4,056
Pennsylvania GO	5.000%	3/1/17	16,540	17,076
Pennsylvania GO	5.000%	3/15/17	1,330	1,375
1 Pennsylvania GO TOB VRDO	0.400%	6/7/16	10,400	10,400
1 Pennsylvania GO TOB VRDO	0.430%	6/7/16	19,325	19,325
1 Pennsylvania GO TOB VRDO	0.440%	6/7/16	5,000	5,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.350%	6/1/16 LOC	3,550	3,550
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.370%	6/7/16 LOC	24,570	24,570
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.400%	6/7/16 LOC	8,245	8,245
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy
College) VRDO	0.370%	6/7/16 LOC	15,750	15,750
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/16	8,085	8,099
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Presbyterian Medical
Center) TOB VRDO	0.430%	6/7/16	7,200	7,200
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.420%	6/7/16 LOC	4,100	4,100
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	3.000%	8/15/16	4,725	4,751
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.380%	6/7/16	68,495	68,495
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.450%	6/7/16	2,300	2,300
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.430%	6/7/16	5,000	5,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.440%	6/7/16	11,450	11,450

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.440%	6/7/16	27,270	27,270
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.440%	6/7/16	21,515	21,515
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.440%	6/7/16	15,750	15,750
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.430%	6/7/16	5,055	5,055
Pennsylvania State University Revenue PUT	0.290%	6/1/16	29,500	29,500
1 Pennsylvania State University Revenue
TOB VRDO	0.430%	6/7/16	6,100	6,100
1 Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue TOB VRDO	0.430%	6/7/16	10,500	10,500
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (Prere.)	7,695	7,695
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (Prere.)	1,900	1,900
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/16	1,625	1,634
Philadelphia Airport CP	0.600%	8/10/16 LOC	3,000	3,000
Philadelphia Authority for Industrial Development
Revenue (Gift of Life Donor Program) VRDO	0.370%	6/7/16 LOC	10,325	10,325
Philadelphia PA Airport Revenue VRDO	0.410%	6/7/16 LOC	19,190	19,190
Philadelphia PA Airport Revenue VRDO	0.420%	6/7/16 LOC	16,500	16,500
1 Philadelphia PA Authority for Industrial
Development Revenue (Children’s Hospital of
Philadelphia Project) TOB VRDO	0.430%	6/7/16	3,750	3,750
1 Philadelphia PA Authority for Industrial
Development Revenue (Children’s Hospital of
Philadelphia Project) TOB VRDO	0.430%	6/7/16	7,500	7,500
Philadelphia PA Authority for Industrial
Development Revenue (Inglis House Project)
VRDO	0.400%	6/7/16	21,000	21,000
Philadelphia PA Authority for Industrial
Development Revenue (New Courtland Elder
Services Project) VRDO	0.410%	6/7/16 LOC	7,090	7,090
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/17	5,910	6,118
Philadelphia PA Gas Works Revenue VRDO	0.370%	6/7/16 LOC	10,530	10,530
Philadelphia PA Gas Works Revenue VRDO	0.400%	6/7/16 LOC	6,350	6,350
Philadelphia PA Gas Works Revenue VRDO	0.400%	6/7/16 LOC	25,600	25,600
Philadelphia PA GO	7.125%	7/15/16 (Prere.)	10,405	10,490
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) TOB VRDO	0.430%	6/7/16	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.350%	6/1/16	43,900	43,900
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.350%	6/1/16	3,000	3,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.350%	6/1/16	3,500	3,500
Philadelphia PA Industrial Development Authority
Lease Revenue VRDO	0.370%	6/7/16 LOC	7,050	7,050

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA TRAN	2.000%	6/30/16	25,000	25,034
Philadelphia PA Water & Waste Water Revenue
VRDO	0.390%	6/7/16 LOC	41,990	41,990
Pittsburgh PA GO	5.250%	9/1/16 (Prere.)	1,405	1,422
Pittsburgh PA Water & Sewer Authority Revenue
VRDO	0.390%	6/7/16 LOC	50,750	50,750
Pittsburgh PA Water & Sewer Authority Revenue
VRDO	0.400%	6/7/16 LOC	6,100	6,100
Ridley PA School District GO VRDO	0.410%	6/7/16 LOC	8,505	8,505
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.440%	6/7/16	6,670	6,670
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.440%	6/7/16	3,000	3,000
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.440%	6/7/16	10,000	10,000
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)
VRDO	0.360%	6/7/16	17,050	17,050
State Public School Building Authority
Pennsylvania School Revenue (North Allegheny
School District Project) VRDO	0.400%	6/7/16	18,110	18,110
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.420%	6/7/16	2,985	2,985
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	8/2/16	35,000	35,100
University of Pittsburgh PA Revenue CP	0.110%	6/1/16	7,500	7,500
University of Pittsburgh PA Revenue CP	0.110%	6/1/16	7,500	7,500
University of Pittsburgh PA Revenue CP	0.130%	6/1/16	19,000	19,000
University of Pittsburgh PA Revenue CP	0.590%	7/5/16	20,000	20,000
University of Pittsburgh PA Revenue CP	0.600%	7/6/16	20,000	20,000
University of Pittsburgh PA Revenue CP	0.500%	8/1/16	10,000	10,000
University of Pittsburgh PA Revenue CP	0.500%	8/1/16	20,000	20,000
University of Pittsburgh PA Revenue CP	0.500%	8/2/16	13,821	13,821
University of Pittsburgh PA Revenue CP	0.500%	8/16/16	3,750	3,750
University of Pittsburgh PA Revenue CP	0.500%	8/16/16	5,000	5,000
York County PA GO	4.000%	12/1/16	1,750	1,780
York County PA Industrial Development
Authority Revenue (Crescent Industries Inc.
Project) VRDO	0.470%	6/7/16 LOC	1,110	1,110
Total Tax-Exempt Municipal Bonds (Cost $1,953,133)				1,953,133

Pennsylvania Tax-Exempt Money Market Fund

Amount
($000)
Other Assets and Liabilities (0.6%)
Other Assets
Investment in Vanguard	164
Receivables for Investment Securities Sold	4,745
Receivables for Accrued Income	3,747
Receivables for Capital Shares Issued	5,430
Other Assets	6,257
Total Other Assets	20,343
Liabilities
Payables for Capital Shares Redeemed	(4,390)
Payables for Distributions	(9)
Payables to Vanguard	(3,737)
Total Liabilities	(8,136)
Net Assets (100%)
Applicable to 1,965,230,549 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,965,340
Net Asset Value Per Share	$1.00

At May 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	1,965,325
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	15
Net Assets	1,965,340

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $237,840,000, representing 12.1% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2016
($000)
Investment Income
Income
Interest	1,818
Total Income	1,818
Expenses
The Vanguard Group—Note B
Investment Advisory Services	220
Management and Administrative	1,100
Marketing and Distribution	286
Custodian Fees	12
Shareholders’ Reports	4
Trustees’ Fees and Expenses	1
Total Expenses	1,623
Expense Reduction—Note B	(662)
Net Expenses	961
Net Investment Income	857
Realized Net Gain (Loss) on Investment Securities Sold	15
Net Increase (Decrease) in Net Assets Resulting from Operations	872

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	857	216
Realized Net Gain (Loss)	15	(13)
Net Increase (Decrease) in Net Assets Resulting from Operations	872	203
Distributions
Net Investment Income	(857)	(216)
Realized Capital Gain	—	—
Total Distributions	(857)	(216)
Capital Share Transactions (at $1.00 per share)
Issued	665,922	1,368,356
Issued in Lieu of Cash Distributions	822	210
Redeemed	(760,715)	(1,534,235)
Net Increase (Decrease) from Capital Share Transactions	(93,971)	(165,669)
Total Increase (Decrease)	(93,956)	(165,682)
Net Assets
Beginning of Period	2,059,296	2,224,978
End of Period[1]	1,965,340	2,059,296
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0004	.0001	.0001	.0001	.0003	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0004	.0001	.0001	.0001	.0003	.001
Distributions
Dividends from Net Investment Income	(.0004)	(.0001)	(.0001)	(.0001)	(.0003)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0004)	(.0001)	(.0001)	(.0001)	(.0003)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.04%	0.01%	0.01%	0.01%	0.03%	0.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,965	$2,059	$2,225	$2,455	$2,474	$2,649
Ratio of Expenses to
Average Net Assets	0.09%[2]	0.05%[2]	0.06%[2]	0.10%[2]	0.15%[2]	0.16%[2]
Ratio of Net Investment Income to
Average Net Assets	0.08%	0.01%	0.01%	0.01%	0.03%	0.06%
The expense ratio and net investment income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014, 0.16% for 2013, 0.16% for 2012, and 0.17% for 2011. See Note B in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2012–2015), and for the period ended May 31, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2016, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2016, the fund had contributed to Vanguard capital in the amount of $164,000, representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Pennsylvania Tax-Exempt Money Market Fund

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended May 31, 2016, Vanguard’s expenses were reduced by $662,000 (an effective annual rate of 0.03% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to May 31, 2016, that would require recognition or disclosure in these financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VPAIX	VPALX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	1.88%	1.95%

Financial Attributes

		Barclays
		PA	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index

Number of Bonds	696	1,588	48,863

Yield to Maturity
(before expenses)	2.1%	2.0%	1.8%

Average Coupon	4.7%	4.8%	4.8%

Average Duration	5.7 years	5.8 years	5.8 years

Average Stated
Maturity	15.6 years	13.3 years	13.0 years

Short-Term
Reserves	5.1%	—	—

Volatility Measures
	Barclays PA	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.99	0.98
Beta	1.17	1.12
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	6.3%
1 - 3 Years	6.6
3 - 5 Years	3.1
5 - 10 Years	8.7
10 - 20 Years	41.6
20 - 30 Years	32.8
Over 30 Years	0.9

Distribution by Credit Quality (% of portfolio)
AAA	0.8%
AA	48.1
A	38.7
BBB	8.4
BB	1.6
Not Rated	2.4

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated March 29, 2016, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2016, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

Pennsylvania Long-Term Tax-Exempt Fund

Investment Focus

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2005, Through May 31, 2016

				Barclays PA
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2006	4.72%	1.58%	6.30%	5.77%
2007	4.50	-2.20	2.30	3.40
2008	4.19	-8.67	-4.48	-1.82
2009	4.67	7.65	12.32	13.08
2010	4.10	0.18	4.28	4.31
2011	4.16	1.91	6.07	6.47
2012	3.91	6.52	10.43	10.26
2013	3.50	-7.46	-3.96	-2.90
2014	4.01	5.89	9.90	8.32
2015	3.67	0.03	3.70	3.35
2016	1.80	2.22	4.02	3.54
Note: For 2016, performance data reflect the six months ended May 31, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	4.45%	5.98%	4.12%	0.60%	4.72%
Admiral Shares	5/14/2001	4.53	6.07	4.20	0.60	4.80

See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
Pennsylvania (99.2%)
Allegheny County PA GO	5.000%	11/1/27	2,575	2,987
Allegheny County PA GO	5.000%	11/1/29	4,000	4,480
Allegheny County PA GO	5.000%	12/1/30	1,365	1,629
Allegheny County PA GO	5.250%	12/1/32	1,000	1,214
Allegheny County PA GO	5.250%	12/1/33	1,000	1,211
Allegheny County PA GO	5.000%	12/1/34	3,600	4,234
Allegheny County PA GO	5.000%	12/1/34	1,695	2,001
Allegheny County PA GO	5.000%	12/1/37	10,000	11,760
Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	11,787
Allegheny County PA GO VRDO	0.400%	6/7/16 LOC	14,000	14,000
Allegheny County PA Higher Education
Building Authority University Revenue
(Carnegie Mellon University) VRDO	0.360%	6/1/16	8,800	8,800
Allegheny County PA Higher Education
Building Authority University Revenue
(Chatham University)	5.000%	9/1/30	2,545	2,887
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.250%	3/1/21 (Prere.)	4,005	4,744
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/21 (Prere.)	1,700	2,033
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/21 (Prere.)	1,940	2,320
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/21 (Prere.)	770	921
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.000%	3/1/28	1,950	2,400
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.000%	3/1/29	1,500	1,839
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	4.000%	3/1/30	2,375	2,646

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.000%	3/1/30	1,180	1,405
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	4.000%	3/1/31	1,550	1,716
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	4.000%	3/1/33	2,045	2,249
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.000%	3/1/33	1,375	1,569
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,020	4,526
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.247%	2/1/37	3,000	2,763
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,835	12,218
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,924
Allegheny County PA Sanitary Authority
Sewer Revenue	5.500%	12/1/16 (ETM)	11,295	11,535
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	6/1/26 (4)	4,925	5,708
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/27 (15)	5,300	6,578
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	6/1/30 (4)	3,500	4,028
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/30 (15)	3,400	4,160
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/32 (14)	12,000	12,473
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/35	6,000	7,127
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/40	4,250	4,979
Allegheny County PA Sanitary Authority
Sewer Revenue	5.250%	12/1/41 (15)	3,500	4,128
Allegheny County PA Sanitary Authority
Sewer Revenue	5.250%	12/1/44 (15)	6,210	7,306
Allegheny County PA Sanitary Authority
Sewer Revenue	5.000%	12/1/45	4,620	5,358
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/26	400	449
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/29	250	277
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/35	11,530	12,511
Allentown PA Neighborhood Improvement
Zone Development Authority Tax Revenue	5.000%	5/1/42	11,120	11,979
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/20	2,205	2,514

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/22	1,240	1,451
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,867
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,275
Bensalem Township PA School District GO	5.250%	6/15/17 (Prere.)	3,700	3,875
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	3,979
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,261
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,935	7,761
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.440%	6/7/16	9,750	9,750
2 Bethel Park PA School District GO	5.000%	8/1/26	650	824
2 Bethel Park PA School District GO	5.000%	8/1/27	1,300	1,631
2 Bethel Park PA School District GO	5.000%	8/1/28	2,745	3,416
2 Bethel Park PA School District GO	5.000%	8/1/29	2,500	3,096
2 Bethel Park PA School District GO	4.000%	8/1/31	2,500	2,807
Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	1,760	1,764
Bristol Township PA School District GO	5.250%	6/1/37	5,000	5,826
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,325
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,286
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	4,000
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/40 (4)	1,000	1,174
Butler County PA General Authority Revenue
(North Allegheny School District Project) VRDO	0.400%	6/7/16	4,985	4,985
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.125%	7/1/19 (Prere.)	1,075	1,275
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.250%	7/1/19 (Prere.)	310	369
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/26	500	601
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/27	490	580
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/28	540	634
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/29	1,670	1,951
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/30	1,370	1,592
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/35	4,430	5,065
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/39	3,250	3,689
Cambria County PA GO	5.000%	8/1/23 (15)	1,500	1,765
Canon-McMillan PA School District GO	5.000%	12/15/37 (15)	3,000	3,533

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/27	1,530	1,848
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/28	1,605	1,931
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/30	1,135	1,354
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/40	4,000	4,657
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.500%	12/1/31	7,125	8,430
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,449
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/21 (Prere.)	4,465	5,623
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/21 (Prere.)	6,930	9,001
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	7,247
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	5,000	5,718
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,420
Chartiers Valley PA School District GO	5.000%	10/15/35	1,135	1,348
Chartiers Valley PA School District GO	5.000%	10/15/40	2,750	3,234
Cheltenham Township PA School District GO	5.000%	2/15/36	1,480	1,738
Cheltenham Township PA School District GO	5.000%	2/15/38	1,530	1,792
Cheltenham Township PA School District GO	5.000%	2/15/40	1,675	1,958
Chester County PA GO	5.000%	7/15/17 (Prere.)	5,000	5,239
Chester County PA GO	5.000%	7/15/17 (Prere.)	4,345	4,553
Chester County PA GO	5.000%	11/15/30	3,740	4,458
Chester County PA GO	5.000%	11/15/31	2,350	2,798
Chester County PA GO	5.000%	11/15/31	3,000	3,613
Chester County PA GO	5.000%	11/15/32	1,000	1,187
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/18	1,105	1,121
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/20	650	659
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/22	795	805
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,547
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	3,064
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	33,897
Chester County PA Industrial Development
Authority Student Housing Revenue (University
Student Housing LLC Project)	5.000%	8/1/30	1,100	1,210
Chester County PA Industrial Development
Authority Student Housing Revenue (University
Student Housing LLC Project)	5.000%	8/1/35	785	849
Chester County PA Industrial Development
Authority Student Housing Revenue (University
Student Housing LLC Project)	5.000%	8/1/45	2,990	3,190

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/29	2,000	2,199
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	5,041
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/33	3,000	3,259
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,425
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,134
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,595
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,810
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,970
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/17 (Prere.)	2,700	2,769
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/19 (Prere.)	1,800	2,045
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	200	226
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/30	1,000	1,224
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/31	750	914
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/32	800	970
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	2,225	2,602
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/34	1,420	1,708
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,309
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	4,138
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	5.000%	5/1/37	2,500	2,709
Dallas PA School District GO	5.000%	4/1/17 (Prere.)	5,385	5,580
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	260	297
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	15,165	17,236

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	21,040	23,741
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,025	5,103
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,114
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,111
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	676
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/40	2,500	2,955
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/45	1,500	1,769
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.430%	6/7/16	10,300	10,300
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.430%	6/7/16	3,500	3,500
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/27	3,240	3,865
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/40	1,500	1,763
Delaware County PA Vocational-Technical School
Authority Lease Revenue (Delaware County
Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,439
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,100	1,307
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/30	500	604
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/33 (15)	4,000	4,430
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,805
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,697
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	3,112
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,000	3,415
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	1,135
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	3,500	4,192
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/34	3,500	4,151
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	11,254
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	12,000	14,124
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	10,000	11,717

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware Valley PA Regional Finance Authority
Revenue	7.750%	7/1/27 (2)	130	190
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	4,580	5,753
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	2,125	2,796
Doylestown PA Hospital Authority Revenue	5.000%	7/1/20 (12)	5,060	5,433
Doylestown PA Hospital Authority Revenue	5.000%	7/1/21 (12)	3,000	3,245
Doylestown PA Hospital Authority Revenue	5.000%	7/1/22 (12)	3,455	3,727
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,240
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,996
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,308
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,118
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	966
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,410
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	825	923
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/34	1,000	1,092
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,356
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,250	4,559
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/47	3,750	4,051
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/38	2,500	2,829
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/41	2,100	2,367
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/26 (15)	200	240
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/27 (15)	250	299
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/28 (15)	250	297
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	2,755	2,755
Emmaus PA General Authority Revenue VRDO	0.400%	6/7/16 LOC	1,300	1,300
Erie City PA Water Authority Revenue	5.000%	12/1/49 (4)	5,000	5,835
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,536
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,075	19,381
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.125%	6/1/34	5,000	5,494
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.250%	6/1/39	20,735	22,815
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/41	5,000	5,780
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.330%	6/1/16	1,900	1,900

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.330%	6/1/16	1,000	1,000
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.330%	6/1/16	8,300	8,300
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.330%	6/1/16	6,700	6,700
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.330%	6/1/16	2,900	2,900
Hampden Township PA GO	5.000%	5/15/31	1,060	1,225
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	4,383
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,570
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,318
Huntingdon County PA General Authority
Revenue	5.000%	5/1/46	3,750	4,279
Jackson PA Authority for Industrial Development
Revenue (Stoneridge Retirement Living) VRDO	0.410%	6/7/16 LOC	10,000	10,000
Jim Thorpe PA Area School District GO	5.000%	3/15/25 (15)	370	453
Jim Thorpe PA Area School District GO	5.000%	3/15/27 (15)	300	362
Lackawanna County PA GO	5.000%	9/15/17 (Prere.)	1,975	2,084
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,914
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,300
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	973
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,595
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.350%	6/1/16 LOC	2,300	2,300
Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project)	5.000%	1/1/22 (Prere.)	6,220	7,470
1 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.430%	6/7/16	6,765	6,765
Lancaster County PA Hospital Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/42	7,825	9,252
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/30	3,000	3,573
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/31	4,235	5,002
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/32	2,600	3,061
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	7,000	8,243
Lancaster PA Higher Education Authority College
Revenue (Franklin & Marshall College)	5.000%	4/15/37	4,000	4,274
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.000%	5/1/21	500	551
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.375%	5/1/28	1,250	1,412
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.750%	5/1/35	2,200	2,505

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lehigh County PA Authority Water & Sewer
Revenue	0.000%	12/1/24	1,695	1,349
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	14,305	16,494
Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	3,000	3,476
2 Lehigh County PA General Purpose Authority
Revenue (Good Shepherd Obligated Group)	4.000%	11/1/46	3,485	3,698
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	7.000%	7/1/16 (14)	765	768
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	5,000	5,265
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/35 (4)	5,000	5,345
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	5,000	5,268
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	8,670	9,135
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	5,885	6,200
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	1,960	2,065
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	5,940
Luzerne County PA GO	5.000%	11/15/29 (4)	2,500	2,899
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	11,282
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,316
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,729
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	6,282
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	7,128
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System Project)	5.375%	7/1/23	565	630
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System Project)	5.500%	7/1/28	35	39
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,484
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	4,637
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,524
Middletown PA School District GO	5.000%	3/1/29	1,660	1,921
Middletown PA School District GO	5.000%	3/1/30	2,865	3,319
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,044
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/32	1,400	1,546
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	1,500	1,742
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,670
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,865	12,257

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	360	366
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	90	91
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	345	351
Montgomery County PA GO	4.000%	4/1/29	3,080	3,462
Montgomery County PA GO	5.000%	10/15/31	6,015	6,110
Montgomery County PA GO VRDO	0.360%	6/1/16	14,525	14,525
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,000	5,505
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	14,705	16,759
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/33	13,545	14,767
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/29	2,580	2,952
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/30	1,000	1,139
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,394
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/24	1,165	1,371
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/25	1,200	1,394
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/26	1,000	1,150
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/27	1,000	1,133
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.250%	1/1/36	16,000	16,030
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/28	3,795	4,365
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/30	5,000	5,682
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,624
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	18,500	20,730
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	3,300	3,695
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	4,110	4,568

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated
Group)	5.000%	11/15/22	2,500	2,537
3 Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/20 (Prere.)	14,420	16,916
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,565	1,822
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.000%	1/1/30	1,250	1,291
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	4,000	4,068
Montour PA School District GO	5.000%	4/1/36 (4)	5,240	6,162
Montour PA School District GO	5.000%	4/1/40 (4)	3,170	3,705
Moon Area School District PA GO	5.000%	11/15/28	2,970	3,597
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	3,500	3,899
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	7,059
2 Norristown PA School District GO	4.000%	9/1/33 (4)	1,000	1,107
Northampton County PA General Purpose
Authority College Revenue (Moravian College)	5.000%	10/1/40	1,125	1,288
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.250%	8/15/23	1,250	1,353
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.250%	8/15/24	1,295	1,399
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.375%	8/15/28	6,675	7,218
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.000%	8/15/33	10,000	11,170
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.500%	8/15/35	45	49
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke’s
Hospital Project)	5.500%	8/15/40	5,100	5,489
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/32	4,000	4,860
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	5.000%	11/15/39	2,595	2,860
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,775	1,858

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	1,045
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/37	760	873
Owen J. Roberts Pennsylvania School District GO	5.000%	5/15/27	500	607
Owen J. Roberts Pennsylvania School District GO	5.000%	5/15/28	500	606
Owen J. Roberts Pennsylvania School District GO	4.000%	5/15/29	1,200	1,329
Owen J. Roberts Pennsylvania School District GO	4.000%	5/15/30	1,900	2,095
Palmer Township PA GO	4.000%	5/15/29	1,435	1,598
Palmer Township PA GO	4.000%	5/15/30	1,495	1,657
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	9,000	10,221
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/29 (4)	2,000	1,302
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/30 (4)	3,710	2,316
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/31 (4)	3,000	3,651
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/36 (4)	6,045	3,017
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/38 (4)	5,525	2,504
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.250%	1/1/44 (4)	6,500	7,504
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/28	3,000	3,597
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	5,000	5,930
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	10,000	11,820
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	13,261
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/40	6,000	6,348
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	4,500	5,120
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45	5,000	5,762
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/45	4,000	4,226
1 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)
TOB VRDO	0.500%	6/7/16	1,670	1,670

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,657
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	6,110
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,773
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	4,075	4,538
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	11,429
Pennsylvania GO	5.000%	7/1/17	16,000	16,746
Pennsylvania GO	5.000%	8/1/17	10,000	10,494
Pennsylvania GO	5.000%	2/15/18	12,745	13,617
Pennsylvania GO	5.000%	5/1/18	15,000	16,150
Pennsylvania GO	5.000%	5/1/19	5,000	5,543
Pennsylvania GO	5.000%	7/1/19	15,000	16,710
Pennsylvania GO	5.000%	7/1/20	7,300	8,302
Pennsylvania GO	5.000%	11/15/20	8,740	10,027
Pennsylvania GO	5.375%	7/1/21	16,000	18,894
Pennsylvania GO	5.000%	7/1/22	10,000	11,861
Pennsylvania GO	4.000%	7/1/23	4,000	4,488
Pennsylvania GO	5.000%	8/15/24	5,000	6,122
Pennsylvania GO	5.000%	11/15/24	10,000	11,810
Pennsylvania GO	5.000%	3/15/25	11,795	14,480
Pennsylvania GO	5.000%	6/1/25	10,000	11,701
Pennsylvania GO	5.000%	11/15/25	10,000	11,771
Pennsylvania GO	5.000%	6/1/26	10,000	11,621
Pennsylvania GO	5.000%	11/15/26	6,705	7,869
Pennsylvania GO	5.000%	6/1/27	10,000	11,558
Pennsylvania GO	5.000%	3/15/28	18,550	22,360
Pennsylvania GO	5.000%	4/1/28	10,000	11,785
Pennsylvania GO	5.000%	6/1/28	5,000	5,753
Pennsylvania GO	4.000%	8/15/28 (4)	10,010	11,192
Pennsylvania GO	4.000%	10/15/28	10,000	11,150
Pennsylvania GO	4.000%	4/1/29	10,000	11,039
Pennsylvania GO	4.000%	8/15/29 (4)	6,290	7,000
Pennsylvania GO	5.000%	11/15/29	5,000	5,845
Pennsylvania GO	4.000%	4/1/30	10,000	10,983
Pennsylvania GO	4.000%	6/15/30	10,000	11,025
Pennsylvania GO	4.000%	8/15/30 (4)	7,640	8,458
Pennsylvania GO	5.000%	10/15/30	6,650	7,871
Pennsylvania GO	5.000%	10/15/31	14,955	17,645
Pennsylvania GO	5.000%	6/1/32	8,115	9,405
Pennsylvania GO	5.000%	8/1/32	4,000	4,693
Pennsylvania GO	5.000%	10/15/32	15,000	17,643
Pennsylvania GO	5.000%	8/1/33	4,000	4,679
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/20	595	642

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/21	1,245	1,356
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/27	1,250	1,324
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/42	535	559
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/26	900	1,120
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,710
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,482
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,417
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,272
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,169
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	5,224
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	10,129
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.350%	6/1/16 LOC	6,755	6,755
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.869%	7/1/17 (10)	1,020	1,021
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	10,014
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	556
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,611
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,777
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	4,163
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,858
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	6,126
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,116
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	6,483
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,567

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/24	1,055	1,210
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/27	1,175	1,316
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/28	1,250	1,392
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/32	2,000	2,197
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	2,000	2,162
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,498
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	4,940	5,231
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/17 (Prere.)	5,000	5,231
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/33	1,265	1,431
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/34	4,000	4,483
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	9,920	11,245
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,956
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	11,120	12,743
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	3,965	4,675
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39 (2)	9,000	9,254
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39	7,000	8,111
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/40	1,000	1,105
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	17,800	20,551
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	10,000	11,720
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/20 (Prere.)	2,260	2,619
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/20 (Prere.)	1,600	1,854
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/20 (Prere.)	3,390	3,929

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	3/1/21 (Prere.)	9,400	11,027
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	8/15/27	1,775	2,276
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/28	4,000	4,682
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/28	4,015	5,018
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/31	4,000	4,557
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/34	2,200	2,468
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/34	5,000	6,109
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/35	2,275	2,552
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/36	1,400	1,567
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/24 (Prere.)	2,765	3,288
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.250%	8/15/25 (Prere.)	4,000	4,802
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/26	2,750	3,409
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/27	1,000	1,230
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/29	500	610
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,532
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	4,450
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	750	909
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,299

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/33	1,180	1,419
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/34	2,695	3,229
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/35	2,420	2,888
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	11,000	12,951
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/41 (Prere.)	4,000	4,853
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	16,260	18,343
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/18 (Prere.)	1,800	1,977
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/18 (Prere.)	2,285	2,510
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/18 (Prere.)	2,745	3,015
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/36	7,265	8,443
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the Sciences)	5.000%	11/1/42	4,700	5,396
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue (University
Properties Inc.)	6.000%	7/1/21	2,125	2,386
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue (University
Properties Inc.)	5.000%	7/1/31	4,000	4,188
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue (University
Properties Inc.)	5.000%	7/1/42	2,500	2,588
Pennsylvania Housing Finance Agency
Revenue VRDO	0.420%	6/7/16	1,000	1,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	1,500	1,582
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.500%	10/1/30	1,500	1,577
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.200%	10/1/31	2,500	2,590
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.500%	10/1/36	4,500	4,603
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	2,000	2,117
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	1,525	1,590
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.100%	10/1/45	3,850	4,045

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.150%	10/1/45	1,455	1,520
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	17,530	19,221
Pennsylvania Infrastructure Investment
Authority Revenue (PENNVEST Commonwealth
Funded Loan Pool Program)	5.000%	5/15/31	1,755	2,151
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/22	3,230	3,711
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	2,000	2,262
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/25	1,610	1,840
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/27 (4)	12,880	13,159
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/31 (4)	18,305	18,695
Pennsylvania State University Revenue	5.000%	8/15/19	920	982
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,378
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,221
Pennsylvania State University Revenue	5.000%	8/15/24	2,000	2,132
Pennsylvania State University Revenue	5.000%	3/1/26	4,800	5,271
Pennsylvania State University Revenue	5.000%	9/1/27	2,205	2,753
Pennsylvania State University Revenue	5.000%	9/1/27	4,810	6,004
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,096
Pennsylvania State University Revenue	5.000%	9/1/29	1,170	1,449
Pennsylvania State University Revenue	5.000%	9/1/29	4,565	5,654
Pennsylvania State University Revenue	5.000%	9/1/30	1,100	1,358
Pennsylvania State University Revenue	5.000%	9/1/30	6,900	8,515
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/27	2,540	3,007
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/29	2,925	3,435
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,625
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	2,720	3,070
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/41	7,000	8,014
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,430	6,236
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,082
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,058
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	1,057
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/18 (Prere.)	12,785	13,937
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/18 (Prere.)	17,920	19,579
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	21,595	23,929
4 Pennsylvania Turnpike Commission Revenue	1.080%	12/1/18	1,000	997
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	1,000	1,191
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	18,795

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	2,305	2,775
2 Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,000	8,424
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,774
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	8,375	9,982
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/29	2,525	3,120
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,317
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,937
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/30	2,500	3,085
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	9,500	11,478
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	7,090	8,357
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	10,000	12,048
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	5,410	6,380
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,388
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,341
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,800	11,765
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33	2,560	3,063
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,000	2,334
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	10,000	11,963
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34	4,410	5,265
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	13,505
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	2,946
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,702
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	9,650	10,644
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	7,615	8,676
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38	8,145	9,432
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,708
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	8,356
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	10,000	11,000
2 Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	10,500	12,163
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	30,895	34,098
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	25,784
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	2,000	2,364
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	2,000	2,344
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	8,419
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	5,400	6,062
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,200	8,390
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/40	20	22
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,365	6,816
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	22,000	24,489
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	10,719
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	5,300	6,123
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,900	8,041
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,000	6,992
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	2,640	3,055
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	10,000	11,482
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	4,700	5,480
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	1,485	1,696
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,049
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,617
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,715
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,367

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,595
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,517
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	7,832
Philadelphia PA Authority for Industrial
Development Revenue (Cultural & Commercial
Corridors)	5.000%	12/1/27	960	1,148
Philadelphia PA Authority for Industrial
Development Revenue (Cultural & Commercial
Corridors)	5.000%	12/1/28	3,885	4,627
Philadelphia PA Authority for Industrial
Development Revenue (Cultural & Commercial
Corridors)	5.000%	12/1/31	1,130	1,333
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/28	1,500	1,821
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/29	3,500	4,233
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/33	13,075	15,514
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/36	4,750	5,575
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/40	7,430	8,657
Philadelphia PA Authority for Industrial
Development Revenue (The Children’s Hospital
of Philadelphia Project)	4.000%	7/1/44	10,900	11,621
Philadelphia PA Gas Works Revenue	3.000%	8/1/16 (4)	10	10
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,050	3,072
Philadelphia PA Gas Works Revenue	5.000%	8/1/17 (4)	25	26
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,102
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (2)	25	26
Philadelphia PA Gas Works Revenue	5.000%	7/1/18 (4)	5	5
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	6,000	6,561
Philadelphia PA Gas Works Revenue	3.500%	8/1/18 (4)	75	79
Philadelphia PA Gas Works Revenue	5.000%	8/1/19 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	7/1/20 (4)	15	17
Philadelphia PA Gas Works Revenue	5.000%	7/1/22 (4)	10	12
Philadelphia PA Gas Works Revenue	5.000%	10/1/22 (2)	5,730	6,011
Philadelphia PA Gas Works Revenue	5.000%	10/1/27 (2)	1,750	1,827
Philadelphia PA Gas Works Revenue	5.000%	10/1/28 (2)	75	78
Philadelphia PA Gas Works Revenue	5.000%	8/1/29	2,000	2,390
Philadelphia PA Gas Works Revenue	5.000%	8/1/30 (4)	25	28
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,375
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	1,750	2,067
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	2,000	2,353
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	3,143
Philadelphia PA Gas Works Revenue	5.250%	8/1/40 (4)	105	119
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	145	163
Philadelphia PA Gas Works Revenue VRDO	0.400%	6/7/16 LOC	4,000	4,000
3 Philadelphia PA GO	7.125%	7/15/16 (Prere.)	3,500	3,528
Philadelphia PA GO	5.000%	8/1/16 (Prere.)	6,235	6,281
Philadelphia PA GO	5.000%	8/1/16 (Prere.)	8,005	8,064
Philadelphia PA GO	5.875%	8/1/16 (Prere.)	800	807
Philadelphia PA GO	5.000%	8/1/28	4,000	4,766
Philadelphia PA GO	5.000%	8/1/30	4,000	4,738

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA GO	5.250%	7/15/33	3,585	4,273
Philadelphia PA GO	6.000%	8/1/36	7,430	8,805
Philadelphia PA GO	6.500%	8/1/41	3,785	4,545
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project)	5.000%	7/1/32	21,155	24,396
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project)	4.500%	7/1/37	410	420
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,840
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.350%	6/1/16	3,075	3,075
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.350%	6/1/16	21,500	21,500
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.350%	6/1/16	21,100	21,100
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	3,000	3,064
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/34	640	649
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	2,000	2,201
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,665
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,714
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/27	2,000	2,358
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/28	3,000	3,516
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	295	329
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	22
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	22
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,236
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,201
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	5,821
Philadelphia PA School District GO	5.000%	9/1/27	2,415	2,710
Philadelphia PA School District GO	5.000%	9/1/29	2,665	2,959
Philadelphia PA School District GO	5.000%	9/1/31	2,000	2,205
Philadelphia PA School District GO	6.000%	9/1/38	19,650	20,847
Philadelphia PA School District GO VRDO	0.370%	6/7/16 LOC	2,500	2,500
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,009
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/30	4,000	4,835
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,469
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/32	5,000	6,001
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/34	6,000	6,499
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,913
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,927

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,985	10,919
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	10,000	11,700
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,913
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	7,210	8,210
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	9,000	10,274
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/43	4,375	5,105
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	19,600	22,838
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/26 (4)	3,030	3,526
Pittsburgh PA GO	5.000%	9/1/28 (15)	1,500	1,813
Pittsburgh PA GO	5.000%	9/1/31 (15)	1,120	1,340
Pittsburgh PA GO	5.000%	9/1/32 (15)	2,090	2,491
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,163
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/27 (14)	10,830	7,918
Pittsburgh PA Water & Sewer Authority Revenue	0.000%	9/1/29 (14)	10,000	6,837
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/36	5,000	5,888
Pittsburgh PA Water & Sewer Authority Revenue	5.250%	9/1/40	5,000	5,863
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,721
Pocono Mountain PA School District GO	5.000%	3/1/17 (Prere.)	1,005	1,038
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	1,995	2,050
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke’s
Hospital Obligated Group)	5.000%	8/15/40	3,750	4,268
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,159
Scranton PA School District GO	5.250%	6/15/16 (Prere.)	2,375	2,379
Scranton PA School District GO	5.250%	6/15/16 (Prere.)	2,750	2,755
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	4,075	4,281
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,765	2,112
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/28	1,865	2,213
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/29	1,335	1,578
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,180	1,388
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	1,250	1,463
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/32	1,695	1,976
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial Hospital
Project)	5.750%	7/1/18 (ETM)	3,000	3,146
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/27	1,480	1,749
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/29	1,090	1,279

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	11,440	12,586
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	8,560	9,205
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28	2,775	3,314
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29	1,500	1,786
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,130	1,319
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	2,500	2,874
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,870
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,597
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	1,495	1,720
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,683
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	1,505	1,708
State College PA Area School District GO	5.000%	3/15/34	2,000	2,391
State College PA Area School District GO	5.000%	3/15/40	3,000	3,522
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,269
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/29 (15)	1,210	1,454
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/30 (15)	1,035	1,238
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/28	2,370	2,847
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/33	1,025	1,207
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	7,389
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/34	2,125	2,493
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/35	1,510	1,759
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,250	1,403
Susquehanna PA Area Regional Airport Authority
System Revenue	4.000%	1/1/33	5,000	5,056
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/29	400	492

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/30	1,020	1,252
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/29	1,055	1,295
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/31	810	983
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/32	1,000	1,209
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	2,000	2,360
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,360
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	7,213
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	15,856
1 University of Pittsburgh PA Revenue TOB VRDO	0.430%	6/7/16	6,660	6,660
West Shore PA Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.000%	1/1/26	655	780
West Shore PA Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	5.625%	1/1/32	5,600	6,680
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/22	1,000	1,145
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/25	1,605	1,893
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/30	1,500	1,709
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/35	1,750	1,951
West View PA Municipal Authority Water
Revenue	5.000%	11/15/33	1,500	1,821
West View PA Municipal Authority Water
Revenue	5.000%	11/15/34	1,500	1,815
West York PA Area School District GO	5.000%	4/1/33	4,245	4,913
1 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	3,000	3,224
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,500	1,653
Westmoreland County PA Municipal Authority
Revenue	6.125%	7/1/17 (ETM)	2,775	2,820
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/33	9,465	11,043
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	7,895	9,099
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	4,273
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/24 (14)	4,000	3,326

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	2,315	2,743
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/31	2,430	2,872
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/34	1,000	1,168
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	4,110	4,659
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,634
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/17 (Prere.)	1,315	1,358
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	885	907
York County PA GO	5.000%	6/1/31	2,180	2,668
York County PA GO	5.000%	6/1/33	4,000	4,861
York County PA GO	5.000%	6/1/38	5,000	5,954
				3,480,432
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,662
Guam Power Authority Revenue	5.000%	10/1/27	1,000	1,169
				6,831
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	3,350	3,699

Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	12
Total Tax-Exempt Municipal Bonds (Cost $3,240,725)				3,490,974

				Amount
				($000)
Other Assets and Liabilities (0.5%)
Other Assets
Investment in Vanguard				288
Receivables for Investment Securities Sold				15,975
Receivables for Accrued Income				47,974
Receivables for Capital Shares Issued				1,446
Other Assets				1,049
Total Other Assets				66,732
Liabilities
Payables for Investment Securities Purchased				(37,185)
Payables for Capital Shares Redeemed				(2,657)
Payables for Distributions				(3,470)
Payables to Vanguard				(4,199)
Other Liabilities				(90)
Total Liabilities				(47,601)
Net Assets (100%)				3,510,105

Pennsylvania Long-Term Tax-Exempt Fund

At May 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	3,258,986
Overdistributed Net Investment Income	(2)
Accumulated Net Realized Gains	778
Unrealized Appreciation (Depreciation)
Investment Securities	250,249
Futures Contracts	94
Net Assets	3,510,105

Investor Shares—Net Assets
Applicable to 29,005,760 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	344,774
Net Asset Value Per Share—Investor Shares	$11.89

Admiral Shares—Net Assets
Applicable to 266,299,669 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,165,331
Net Asset Value Per Share—Admiral Shares	$11.89

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the aggregate value of these securities was $28,069,000, representing 0.8% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2016.
3 Securities with a value of $2,047,000 have been segregated as initial margin for open futures contracts.
4 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2016
($000)
Investment Income
Income
Interest	62,862
Total Income	62,862
Expenses
The Vanguard Group—Note B
Investment Advisory Services	185
Management and Administrative—Investor Shares	290
Management and Administrative—Admiral Shares	1,519
Marketing and Distribution—Investor Shares	43
Marketing and Distribution—Admiral Shares	114
Custodian Fees	19
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	1
Total Expenses	2,179
Net Investment Income	60,683
Realized Net Gain (Loss)
Investment Securities Sold	2,627
Futures Contracts	885
Realized Net Gain (Loss)	3,512
Change in Unrealized Appreciation (Depreciation)
Investment Securities	69,443
Futures Contracts	91
Change in Unrealized Appreciation (Depreciation)	69,534
Net Increase (Decrease) in Net Assets Resulting from Operations	133,729

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,683	118,069
Realized Net Gain (Loss)	3,512	12,830
Change in Unrealized Appreciation (Depreciation)	69,534	(12,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	133,729	118,560
Distributions
Net Investment Income
Investor Shares	(6,340)	(12,707)
Admiral Shares	(54,348)	(105,287)
Realized Capital Gain[1]
Investor Shares	(1,161)	(705)
Admiral Shares	(9,594)	(5,574)
Total Distributions	(71,443)	(124,273)
Capital Share Transactions
Investor Shares	(8,172)	(4,316)
Admiral Shares	185,851	148,306
Net Increase (Decrease) from Capital Share Transactions	177,679	143,990
Total Increase (Decrease)	239,965	138,277
Net Assets
Beginning of Period	3,270,140	3,131,863
End of Period[2]	3,510,105	3,270,140
1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $197,000 and $724,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,000) and $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.67	$11.69	$11.04	$11.93	$11.20	$10.99
Investment Operations
Net Investment Income	.241	.421	.427	.422	.421	.438
Net Realized and Unrealized Gain (Loss)
on Investments	.258	.003	.650	(.890)	.730	.210
Total from Investment Operations	.499	.424	1.077	(.468)	1.151	.648
Distributions
Dividends from Net Investment Income	(.241)	(.421)	(.427)	(.422)	(.421)	(.438)
Distributions from Realized Capital Gains	(.038)	(.023)	—	—	—	—
Total Distributions	(.279)	(.444)	(.427)	(.422)	(.421)	(.438)
Net Asset Value, End of Period	$11.89	$11.67	$11.69	$11.04	$11.93	$11.20

Total Return[1]	4.02%	3.70%	9.90%	-3.96%	10.43%	6.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$345	$346	$351	$381	$490	$470
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.50%	3.62%	3.73%	3.70%	3.62%	4.00%
Portfolio Turnover Rate	7%	16%	16%	17%	17%	9%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.67	$11.69	$11.04	$11.93	$11.20	$10.99
Investment Operations
Net Investment Income	.247	.431	.436	.431	.430	.447
Net Realized and Unrealized Gain (Loss)
on Investments	.258	.003	.650	(.890)	.730	.210
Total from Investment Operations	.505	.434	1.086	(.459)	1.160	.657
Distributions
Dividends from Net Investment Income	(.247)	(.431)	(.436)	(.431)	(.430)	(.447)
Distributions from Realized Capital Gains	(.038)	(.023)	—	—	—	—
Total Distributions	(.285)	(.454)	(.436)	(.431)	(.430)	(.447)
Net Asset Value, End of Period	$11.89	$11.67	$11.69	$11.04	$11.93	$11.20

Total Return[1]	4.06%	3.79%	9.99%	-3.89%	10.52%	6.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,165	$2,924	$2,780	$2,492	$2,831	$2,465
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.58%	3.70%	3.81%	3.78%	3.70%	4.08%
Portfolio Turnover Rate	7%	16%	16%	17%	17%	9%
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Pennsylvania Long-Term Tax-Exempt Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2012–2015), and for the period ended May 31, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2016, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2016, the fund had contributed to Vanguard capital in the amount of $288,000, representing 0.01% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Pennsylvania Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,490,974	—
Futures Contracts—Assets[1]	47	—	—
Futures Contracts—Liabilities[1]	(90)	—	—
Total	(43)	3,490,974	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Ultra 10-Year U.S. Treasury Note	September 2016	79	13,835	83
5-Year U.S. Treasury Note	September 2016	57	6,847	11
				94

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Pennsylvania Long-Term Tax-Exempt Fund

Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2016, the cost of investment securities for tax purposes was $3,243,438,000. Net unrealized appreciation of investment securities for tax purposes was $247,536,000, consisting of unrealized gains of $247,789,000 on securities that had risen in value since their purchase and $253,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2016, the fund purchased $239,801,000 of investment securities and sold $111,649,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2016	November 30, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	69,812	5,921	76,951	6,593
Issued in Lieu of Cash Distributions	6,187	525	10,981	941
Redeemed	(84,171)	(7,108)	(92,248)	(7,930)
Net Increase (Decrease)—Investor Shares	(8,172)	(662)	(4,316)	(396)
Admiral Shares
Issued	269,732	22,830	359,005	30,785
Issued in Lieu of Cash Distributions	42,037	3,567	72,298	6,199
Redeemed	(125,918)	(10,673)	(282,997)	(24,308)
Net Increase (Decrease)—Admiral Shares	185,851	15,724	148,306	12,676

H. Management has determined that no material events or transactions occurred subsequent to May 31, 2016, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2015	5/31/2016	Period
Based on Actual Fund Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,000.43	$0.45
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,040.23	$1.02
Admiral Shares	1,000.00	1,040.63	0.61
Based on Hypothetical 5% Yearly Return
Pennsylvania Tax-Exempt Money Market Fund	$1,000.00	$1,024.55	$0.46
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.00	$1.01
Admiral Shares	1,000.00	1,024.40	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.09%; and for the Pennsylvania Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. (The six-month expense ratio for the Pennsylvania Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Fixed Income Group. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody’s, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Pennsylvania Tax-Exempt Money Market Funds Average: Pennsylvania Tax-Exempt Money Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market Funds Average thereafter.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
Independent Trustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior Management Team
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment	Mortimer J. Buckley	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Kathleen C. Gubanich	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis	Chris D. McIsaac
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer	Chairman Emeritus and Senior Advisor
(retired 2010) of Corning Incorporated (communications
equipment); Trustee of Colby-Sawyer College and	John J. Brennan
Chairman of its Finance and Enrollment Committee;	Chairman, 1996–2009
Member of the Advisory Board of the Norris Cotton	Chief Executive Officer and President, 1996–2008
Cancer Center.

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q772 072016

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2016

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 15, 2016

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number
2-17620, Incorporated by Reference.